Voya Multi-Manager International Small Cap Fund Investment Strategy - Class A C I and W Shares [Member] - Voya Multi-Manager International Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization companies. For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the S&P Developed ex-U.S. Small Cap Index (the “Index”). The market capitalization of companies within the Index will change with market conditions. As of December 31, 2025, the market capitalization of companies within the Index ranged from $19.6 million to $30.8 billion. At least 65% of the Fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward foreign currency exchange contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward foreign currency exchange contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser. Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory Capital”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. Acadian Acadian’s systematic investment process seeks to capture alpha by leveraging advanced technology and data analytics to exploit security mispricings arising from behavioral biases and/or informational insufficiency within and across global equity markets. The process starts with a rigorous systematic assessment of all stocks in the allowable universe on a variety of factors, simultaneously from a bottom-up perspective to attempt to predict how each stock will perform relative to its region-industry peers; from a stock-specific peer group perspective to attempt to gain additional insight via non-obvious peer similarities; and from a top-down macro perspective to attempt to predict how each stock’s country, industry group, and local country-industry intersection will perform relative to their market peers. At the bottom-up level, a wide range of signals focused on, among other factors, valuation, earnings, quality, and price movements are applied. At the stock-specific peer group level, the signals focus on peer fundamentals (value and quality), peer growth, and peer momentum. At the top-down level, valuation, quality, risk, growth, technical, and economic indicators are applied. The final step in the forecasting framework is to combine the bottom-up, peer group, and top-down macro forecasts to arrive at a single, unified excess return forecast for each stock. These views are updated continuously, enabling periodic updates to portfolio construction from Acadian’s updated and objective views on global equities. During portfolio construction and rebalancing, this return forecast, along with Acadian’s proprietary risk and transaction cost forecasts, is used to maximize a portfolio’s expected return net of costs, with all final portfolio allocations determined in the optimization process subject to Acadian’s risk controls. Victory Capital Victory Capital employs a bottom-up investment approach that emphasizes individual stock selection. The investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify stocks with low relative price multiples, positive trends in earnings forecasts, high profitability and companies with a strong or positively trending ESG profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, an above-average earnings growth trend, and an above-average return on invested capital. ESG investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to Victory Capital’s process.